Exhibit 99.1
GE Dealer Floorplan Master Note Trust
2004-2

Payment Date:	12/20/2006
Collection Period Ended:	11/30/2006
Closing Date:	8/12/2004
Next Payment Date:	1/22/2007
Expected Principal Payment Date:	7/20/2007
Final Maturity Date:	7/20/2009
Note Payment Detail

					Principal	Interest
			Original Face	Beginning	Payment	Payment		Ending
Class	CUSIP	Interest Rate	Value	Class Balance	Amount	Amount	Total	Class Balance

A	36159LAD8	5.40000%	1,202,000,000.00	1,202,000,000.00	0.00	5,409,000.00	5,409,000.00	1,202,000,000.00
B	36159LAE6	5.61000%	38,000,000.00	38,000,000.00	0.00	177,650.00	177,650.00	38,000,000.00
C	36159LAF3	5.82000%	10,000,000.00	10,000,000.00	0.00	48,500.00	48,500.00	10,000,000.00

TOTALS			1,250,000,000.00	1,250,000,000.00	0.00	5,635,150.00	5,635,150.00	1,250,000,000.00

Beginning of Month Balance			7,602,206,310.59
New Volume			3,572,702,065.41
Principal Collections			2,275,966,229.22
Defaulted Amount			1,187,490.98

End of Month Balance			8,897,754,655.80

Annualized Yield			10.72%

Overconcentrations
Are there any Dealer Overconcentrations?		No
	0.00
Are there any Manufacturer Overconcentrations?		No
	0.00
Are there any Product Line Overconcentrations?		No
	0.00

	Total	Overconcentration
Collections
Principal Collections	2,275,966,229.22	0.00	2,275,966,229.22
Non Principal Collections	78,620,012.62	0.00	78,620,012.62

Total Collections	2,354,586,241.84	0.00	2,354,586,241.84
Defaults
Default Amount	1,187,490.98	0.00	1,187,490.98
Series Allocation Percentage			16.61%
Investor Default Amount			197,226.56
Charge-offs
Investor Charge-offs			0.00

GE Dealer Floorplan Master Note Trust
2004-2

Payment Date:	12/20/2006
Collection Period Ended:	11/30/2006
Closing Date:	8/12/2004
Next Payment Date:	1/22/2007
Expected Principal Payment Date:	7/20/2007
Final Maturity Date:	7/20/2009

Allocation of Available Non Principal Collections
Series Allocation Percentage	16.61%
Available Non Principal Collections Allocated to Series		13,057,745.08

Application of Available Non Principal Collections and Available Principal Collections

(a) Available Non Principal Collections Allocated to Series		13,057,745.08
(i) (A) Amount to Indenture Trustee		0.00
(B) Amount to Trustee		0.00
(C) Amount to Administrator		71.43
(D) Amount to Custodian		0.00

(ii) Noteholder Servicing Fee		2,104,376.67
Unpaid Servicer Advances and interest thereon		0.00

(iii) Class A Monthly Interest		5,409,000.00
(iv) Class B Monthly Interest		177,650.00
(v) Class C Monthly Interest		48,500.00

(vi) Investor Default Amount (treated as Available Principal Collections)	197,226.56
Required Deposit to Principal Account		0.00

(vii) Investor Charge-offs	0.00
Reimbursement of Investor Charge-offs	0.00
Unreimbursed Investor Charge-offs	0.00
Reallocation Principal Collections	0.00
Reimbursement of Reallocated Principal Collections	0.00
Unreimbursed Reallocated Principal Collections	0.00
Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections		0.00

(viii) Amount Required to be Deposited to the Reserve Account		0.00

(ix) Remaining Amounts due to:
Indenture Trustee		0.00
Trustee		0.00
Administrator		0.00
Custodian		0.00

(x) Amounts otherwise required to be Deposited to Principal Account		0.00

GE Dealer Floorplan Master Note Trust
2004-2

Payment Date:	12/20/2006
Collection Period Ended:	11/30/2006
Closing Date:	8/12/2004
Next Payment Date:	1/22/2007
Expected Principal Payment Date:	7/20/2007
Final Maturity Date:	7/20/2009

Excess Non Principal Collections for Series 2004-2	5,318,146.98
Excess Non Principal Collections for Series 2005-1	5,246,452.23
Excess Non Principal Collections for Series 2005-2	3,155,370.76
Excess Non Principal Collections for Series 2006-1	6,338,532.95
Excess Non Principal Collections for Series 2006-2	2,087,650.88
Excess Non Principal Collections for Series 2006-3	4,225,831.48
Excess Non Principal Collections for Series 2006-4	3,763,184.99

Total Excess Non Principal Collections	30,135,170.27

Non Principal Shortfalls for Series 2004-2	0.00
Non Principal Shortfalls for Series 2005-1	0.00
Non Principal Shortfalls for Series 2005-2	0.00
Non Principal Shortfalls for Series 2006-1	0.00
Non Principal Shortfalls for Series 2006-2	0.00
Non Principal Shortfalls for Series 2006-3	0.00
Non Principal Shortfalls for Series 2006-4	0.00

Total Non Principal Shortfalls	0.00

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2004-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2005-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2005-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-3	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-4	0.00

Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00

Released to Transferor	30,135,170.27

(b) Revolving Period
Principal Collections Allocated to Series According to 4.3(b)(ii)(x) of Indenture Supplement	378,007,912.27
Available Principal Collections Treated as Shared Principal Collections Applied According to Section 8.5 of Indenture	378,007,912.27

(c) Controlled Accumulation Period
Principal Collections Allocated to Series According to 4.3(b)(ii)(y) of Indenture Supplement
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited to Distribution Account and paid to:	0.00
Class A	0.00
Class B	0.00
Class C	0.00
(iii) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

GE Dealer Floorplan Master Note Trust
2004-2

Payment Date:	12/20/2006
Collection Period Ended:	11/30/2006
Closing Date:	8/12/2004
Next Payment Date:	1/22/2007
Expected Principal Payment Date:	7/20/2007
Final Maturity Date:	7/20/2009

Early Amortization Period
Principal Collections Allocated to Series According to 4.3(b)(ii)(z) of Indenture Supplement	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited to Distribution Account and paid to:
Class A	0.00
Class B	0.00
Class C	0.00
(iii) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	2,249,147,467.22
Aggregate Principal Shortfall for Principal Sharing Series	0.00

Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2004-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2005-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2005-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-3	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-4	0.00

Amount Deposited into the Excess Funding Account	0.00

Released to Transferor	2,249,147,467.22

Reserve Account (Series Level Account)
Beginning Reserve Account Amount	39,393,931.20
Required Reserve Account Amount
Required Reserve Account Percentage	3.12%
Note Principal Balance	1,250,000,000.00
Principal Overcollateralization Amount	12,626,000.00

Subtotal	1,262,626,000.00

Required Reserve Account Amount	39,393,931.20

Reserve Account Deficiency	0.00
Reserve Account Deposits	171,261.32
Reserve Account Withdrawals	171,261.32

Ending Reserve Account Amount	39,393,931.20

GE Dealer Floorplan Master Note Trust
2004-2

Payment Date:	12/20/2006
Collection Period Ended:	11/30/2006
Closing Date:	8/12/2004
Next Payment Date:	1/22/2007
Expected Principal Payment Date:	7/20/2007
Final Maturity Date:	7/20/2009

Non Principal Account (Series Level Account)
Beginning Balance	0.00
Deposits	5,635,150.00
Disbursements	5,635,150.00
Ending Balance	0.00

Principal Account (Series Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

Free Equity Amount

Note Trust Principal Balance	8,897,754,655.80
Aggregate Collateral Amount for all Series of Notes	7,512,626,000.00

Free Equity Amount	1,385,128,655.80

Minimum Free Equity Percentage	3.00%
Outstanding Principal Balance	7,500,000,000.00

Minimum Free Equity Amount	225,000,000.00

Excess Funding Account (Trust Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

GE Dealer Floorplan Master Note Trust
2004-2

Payment Date:	12/20/2006
Collection Period Ended:	11/30/2006
Closing Date:	8/12/2004
Next Payment Date:	1/22/2007
Expected Principal Payment Date:	7/20/2007
Final Maturity Date:	7/20/2009

Summary of Allocation of Collections
Total Principal Collections	2,275,966,229.22
Principal Collections Allocated to Series 2004-2	378,007,912.27
Principal Collections Allocated to Series 2005-1	374,227,910.99
Principal Collections Allocated to Series 2005-2	224,536,746.58
Principal Collections Allocated to Series 2006-1	449,073,493.19
Principal Collections Allocated to Series 2006-2	149,691,164.40
Principal Collections Allocated to Series 2006-3	299,382,328.79

Principal Collections Allocated to Series 2006-4	374,227,910.99

Principal Collections Not Allocated to Any Series and Released to Transferor	26,818,762.01

Total Non Principal Collections	78,620,012.62

Non Principal Collections Allocated to Series 2004-2	13,057,745.08
Non Principal Collections Allocated to Series 2005-1	12,927,170.32
Non Principal Collections Allocated to Series 2005-2	7,756,302.18
Non Principal Collections Allocated to Series 2006-1	15,512,604.38
Non Principal Collections Allocated to Series 2006-2	5,170,868.13
Non Principal Collections Allocated to Series 2006-3	10,341,736.25

Non Principal Collections Allocated to Series 2006-4	12,927,170.32

Non Principal Collections Not Allocated to Any Series and Released to Transferor	926,415.96

GE Dealer Floorplan Master Note Trust
2004-2

Payment Date:	12/20/2006
Collection Period Ended:	11/30/2006
Closing Date:	8/12/2004
Next Payment Date:	1/22/2007
Expected Principal Payment Date:	7/20/2007
Final Maturity Date:	7/20/2009
Performance

(1) Are there any material modifications, extensions, or waivers to pool assets?			No
(2) Are there any material breaches of pool of assets representations and warranties or covenants?			No
(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?			No
(4) Has the master servicer made any Servicer Advances during the previous collection period?			No
(5) Has an early amortization event occurred?			No
(6) Have any Payment Rate Triggers been met?			No
Average Monthly Payment Rates < 20%
Current Monthly Payment Rate		29.94%
Prior Monthly Payment Rate		31.49%
Second Prior Monthly Payment Rate		31.57%

3 Month Average Monthly Payment Rate		31.00%
(7) Reserve Account balance < Reserve Account trigger			No
Reserve Account balance		39,393,931.20
(A) Required Reserve Account Percentage minus 0.25%		2.87
times (B) Note Principal Balance & Principal Overcollaterization Amount		1,262,626,000.00

Reserve Account trigger		36,237,366.20
(8) The sum of all investments held in trust accounts of the Issuer > 50% of the assets of the Issuer			No
Current Month	2.34%
Prior Month	2.33%
Second Prior Month	2.34%
Third Prior Month	2.39%
Fourth Prior Month	2.29%
Fifth Prior Month	2.00%
(9) Have any new series been issued during the related monthly collection period?			Yes
Series 2006-4 Asset Backed Securities
(10) Have any account additions or account removals occurred during the related monthly collection period?			Yes
Number of accounts added / (removed) 2,580

GE Dealer Floorplan Master Note Trust
2004-2

Payment Date:	12/20/2006
Collection Period Ended:	11/30/2006
Closing Date:	8/12/2004
Next Payment Date:	1/22/2007
Expected Principal Payment Date:	7/20/2007
Final Maturity Date:	7/20/2009
Delinquency

	Amount	Percentage of Total
Days Outstanding	(Dollars in Millions)	Receivables Outstanding
31 - 60	5.6	0.06%
61 - 90	2.5	0.03%
91 - 120	1.6	0.02%
121 - 150	1.2	0.01%
151 - 180	1.2	0.01%

*Total	12.0	0.14%

*	Figures may not foot due to rounding